Financial Instruments (Tables)	6 Months Ended
May 31, 2021
Fair Value Disclosures [Abstract]
Fair value measurements, nonrecurring
	May 31, 2021		November 30, 2020
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,675,000	1,789,188	1,791,791	1,784,646
Promissory notes payable(i)	175,399	175,399	163,758	163,758

Past due financing receivables
	May 31,	November 30,
	2021	2020
	$	$

Accounts receivable	119,255	66,384
Other receivable	-	500,000
Less allowance for doubtful accounts	-	-
Total trade and other receivables, net	119,255	566,384

Not past due	119,255	566,384
Past due for more than 31 days
but no more than 120 days	-	-
Past due for more than 120 days	-	-
Total trade and other receivables, gross	119,255	566,384

Contractual obligation, fiscal year maturity schedule
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	4,085,888	-	-	-	-	4,085,888
Accrued liabilities	1,870,022	-	-	-	-	1,870,022
Employee costs payable	2,077,085	-	-	-	-	2,077,085
Operating lease liability (Note 6)	44,007	44,007	-	-	-	88,014
Convertible debentures (Note 5)	1,800,000	-	-	-	-	1,800,000
Promissory notes payable (Note 5)	175,399	-	-	-	-	175,399
Total contractual obligations	10,052,401	44,007	-	-	-	10,096,408